Financial structure and financial costs - Current financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial structure, financial costs and financial instruments
Current financial debt	$ 8,710	$ 8,316	$ 6,396
Current lease obligations	1,202
Current portion of non-current financial debt	4,907	4,990	4,700
Current borrowings (Note 14)	14,819	13,306	11,096
Other current financial liabilities	487	478	245
Current financial assets (Note 14)	(3,992)	(3,654)	(3,393)
Current borrowings and related financial assets and liabilities, net	11,314	10,130	7,948
Current deposits beyond three months
Financial structure, financial costs and financial instruments
Current financial assets (Note 14)	(3,611)	(3,536)	(2,970)
Non-traded marketable securities
Financial structure, financial costs and financial instruments
Current financial assets (Note 14)	(114)
Financial receivables on sub-lease
Financial structure, financial costs and financial instruments
Current financial assets (Note 14)	(145)
Current portion of hedging instruments of debt
Financial structure, financial costs and financial instruments
Other current financial liabilities	424	295	157
Current financial assets (Note 14)		(45)	(172)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
Other current financial liabilities	63	183	88
Current financial assets (Note 14)	$ (122)	$ (73)	$ (251)